REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gambling taxes	€ 11,529	€ 8,440	€ 8,867
Leases	526	596	575
Utilities, repairs and maintenance	1,059	793	1,258
Professional services and other expenses	49,396	35,905	28,639
Listing and transaction costs		45,509
Casino license royalties	4,843	4,024	4,255
Marketing expenses	88,412	48,214	35,063
Total	€ 155,765	€ 143,481	€ 78,657